Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 546,527	$ 696,089	$ 226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,360	2,516
Long-term investments - common shares held	246,026	255,535	$ 59,941
Long-term investments - warrants held	652	560
Total net financial assets measured at fair value	798,565	954,700
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	246,026	255,535
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	546,527	696,089
Total net financial assets measured at fair value	792,553	951,624
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	246,026	255,535
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,360	2,516
Long-term investments - warrants held	652	560
Total net financial assets measured at fair value	6,012	3,076
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Total net financial assets measured at fair value	$ 0	$ 0